Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	5 years
Top of range
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	40 years